UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2008

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     AKJ Asset Management, LLC
Address:  1180 Harker Avenue
          Palo Alto, CA  94301

Form 13F File Number:    28-10308

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kenneth R. Bilodeau, Jr.
Title:    Manager
     Phone:    650-326-9090

Signature, Place and Date of Signing:
Kenneth R. Bilodeau, Jr.      Palo Alto, CA       April 16, 2008
          [Signature]                   [City, State]            [Date]

Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
___  13F  NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) ___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      61

Form 13F Information Table Value Total:      $112,453 (x 1,000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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
NAME OF ISSUER           TITLE  CUSIP      VALUE     SHARES    INV.     OTHER     VOTING AUTH
                         OF                X1000               DISC.    MGR
                         CLASS
                                                                                  SOLE   SHR   NONE
ABM Industries, Inc.      cs    00163T109        325     14500 sole     n/a              n/a       14500
Abbott Labs               cs    002824100        518     9,400 sole     n/a              n/a       9,400
Automatic Data Proc       cs    053015103      2,859    67,447 sole     n/a              n/a      67,447
Ameren Corp.              cs    023608102        950    21,566 sole     n/a              n/a      21,566
AFLAC Inc                 cs    001055102      2,865    44,114 sole     n/a              n/a      44,114
American Intl Group.      cs    026874107      3,415    78,949 sole     n/a              n/a      78,949
Allied Cap Corp           cs    01903Q108      2,008   108,934 sole     n/a              n/a     108,934
Amerigas Partners         oa    030975106        578    19,175 sole     n/a              n/a      19,175
American Express          cs    025816109        920    21,044 sole     n/a              n/a      21,044
Bank America              cs    060505104      4,702   124,036 sole     n/a              n/a     124,036
Bristol Myers             cs    110122108      1,645    77,236 sole     n/a              n/a      77,236
Covidien Ltd.             cs    G2552X108      1,200    27,122 sole     n/a              n/a      27,122
Cisco Systems             cs    17275R102      3,414   141,702 sole     n/a              n/a     141,702
Capitalsource Inc         cs    14055X102      1,061   109,717 sole     n/a              n/a     109,717
Diebold Incorporated      cs    253651103      2,251    59,950 sole     n/a              n/a      59,950
I Shares Dow Div          ut    464287168      3,435    59,362 sole     n/a              n/a      59,362
Consolidated Edison       cs    209115104      1,200    30,217 sole     n/a              n/a      30,217
Electronic Data Sys       cs    285661104      1,707   102,515 sole     n/a              n/a     102,515
I Share Tr MSCI           ut    464287465      1,755    24,410 sole     n/a              n/a      24,410
Fannie Mae                cs    313586109      1,205    45,767 sole     n/a              n/a      45,767
General Electric          cs    369604103      4,373   118,169 sole     n/a              n/a     118,169
Great Plains Energy       cs    391164100      2,118    85,932 sole     n/a              n/a      85,932
Health Care REIT          oa    42217K106        203     4,507 sole     n/a              n/a       4,507
HCP Inc. REIT             oa    421915109        454    13,433 sole     n/a              n/a      13,433
Hospitality Pptys Tr      oa    44106M102      3,009    88,450 sole     n/a              n/a      88,450
Intel                     cs    458140100      3,085   145,636 sole     n/a              n/a     145,636
Johnson and Johnson       cs    478160104      1,401    21,593 sole     n/a              n/a      21,593
JP Morgan Chase           cs    46625H100      3,792    88,285 sole     n/a              n/a      88,285
Kimberly Clark            cs    494368103      2,013    31,181 sole     n/a              n/a      31,181
Kinder Morgan Energy      oa    494550106      3,334    60,970 sole     n/a              n/a      60,970
Kinder Morgan Mgmt        cs    49455U100      1,004    19,697 sole     n/a              n/a      19,697
Coca-Cola Co.             cs    191216100      3,256    53,486 sole     n/a              n/a      53,486
Lincoln National          cs    534187109      3,038    58,417 sole     n/a              n/a      58,417
Herman Miller Inc         cs    600544100        259    10,558 sole     n/a              n/a      10,558
3M Company                cs    88579Y101      3,533    44,632 sole     n/a              n/a      44,632
Altria Group Inc          cs    718154107        493    22,220 sole     n/a              n/a      22,220
Occidental Pet            cs    674599105        242     3,305 sole     n/a              n/a       3,305
Paccar                    cs    693718108        678    15,068 sole     n/a              n/a      15,068
Precision Castparts       cs    740189105      4,884    47,849 sole     n/a              n/a      47,849
Pfizer                    cs    717081103        468    22,369 sole     n/a              n/a      22,369
Proctor and Gamble        cs    742718109        343     4,891 sole     n/a              n/a       4,891
Progress Energy Inc       cs    743263105      1,720    41,250 sole     n/a              n/a      41,250
Philip Morris Intnl       cs    718172109      1,124    22,220 sole     n/a              n/a      22,220
Pharmaceutical Holdr      ut    71712A206        356     5,100 sole     n/a              n/a       5,100
Penn West Energy Tr       cs    707885109      5,107   182,532 sole     n/a              n/a     182,532
Schlumberger              cs    806857108        312     3,582 sole     n/a              n/a       3,582
A T & T Inc               cs    00206R102        207     5,407 sole     n/a              n/a       5,407
Integrys Energy Grp.      cs    45822P105        505    10,821 sole     n/a              n/a      10,821
Tyco Electronics          cs    G91449105        933    27,197 sole     n/a              n/a      27,197
Tyco                      cs    902124106      1,198    27,197 sole     n/a              n/a      27,197
US Bancorp                cs    902973304        313     9,670 sole     n/a              n/a       9,670
Vulcan Materials Co.      cs    929160109      1,398    21,051 sole     n/a              n/a      21,051
Vanguard Value ETF        ut    922908744      2,065    34,377 sole     n/a              n/a      34,377
Vanguard Growth Idx       ut    922908736      1,249    21,565 sole     n/a              n/a      21,565
Walgreen                  cs    931422109      3,547    93,116 sole     n/a              n/a      93,116
Wells Fargo               cs    949746101      3,090   106,193 sole     n/a              n/a     106,193
Washington Mutual         cs    939322103        673    65,300 sole     n/a              n/a      65,300
Wal-Mart                  cs    931142103      3,367    63,917 sole     n/a              n/a      63,917
Western Union             cs    959802109      4,050   190,417 sole     n/a              n/a     190,417
Wyeth                     cs    983024100        203     4,865 sole     n/a              n/a       4,865
Exxon Mobil Corp.         cs    30231G102      1,043    12,327 sole     n/a              n/a      12,327



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